Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Intangible assets, net

7    Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2017	2018
	RMB	RMB
Trademark	2,366	2,366
Computer software	10,323	13,522
Copyright for teaching materials	1,786	4,373
Total	14,475	20,261
Less: Accumulated amortization	(4,789)	(8,471)
Intangible assets, net	9,686	11,790

For the years ended December 31, 2016, 2017 and 2018, amortization expenses amounted to RMB1,042,  RMB2,875 and RMB3,682 respectively.

As of December 31, 2018, amortization expense of intangible assets for future years is expected to be as follows:

Amortization
Expense
RMB
2019	3,340
2020	2,226
2021	1,645
2022	999
2023 and thereafter	3,580
11,790